Accounts Receivable	12 Months Ended
Dec. 31, 2010
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE
7.	ACCOUNTS RECEIVABLE
Accounts receivable consists of:

	As of December 31,
	2009	2010

Billed accounts receivable	26,077	27,052
Unbilled accounts receivable	35,465	60,341
Less: allowance for doubtful accounts	(1,018)	(1,956)

Total accounts receivable, net	60,524	85,437

Movement of allowance for doubtful accounts is as follows:

	As of December 31,
	2009	2010

Balance at beginning of the period	587	1,018
Charge to expenses	445	685
Write off	—	(335)
Provision in connection with the losses caused by an employee (Note 20)	—	537
Exchange difference	(14)	51

Balance at end of the period	1,018	1,956